EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury shares - Beginning balance	$ 120
Shares purchased	158		$ 16
Shares transferred to Group beneficiaries	(5)	$ (12)	(9)
Treasury shares - Ending balance	118	120
Treasury shares
Treasury shares - Beginning balance	120	157
Shares purchased	158		16
Shares transferred to Group beneficiaries	(31)	(37)	(37)
Shares cancelled	(129)		(11)
Treasury shares - Ending balance	$ 118	$ 120	$ 157
Number of shares
Number of shares - Beginning balance	7.0	9.1
Shares purchased (in shares)	10.1	0.0
Shares transferred to Group beneficiaries (in shares)	(1.8)	(2.1)
Shares cancelled (in shares)	(7.8)
Number of shares - Ending balance	7.5	7.0	9.1
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance	$ 93	$ 136
Shares purchased	150
Shares transferred from treasury	(41)	(30)
Shares transferred to Group beneficiaries	(6)	(13)
Shares cancelled	(129)
Treasury shares - Ending balance	$ 67	$ 93	$ 136
Number of shares
Number of shares - Beginning balance	5.4	7.9
Shares purchased (in shares)	9.7
Shares transferred from treasury (in shares)	(2.6)	(1.7)
Shares transferred to Group beneficiaries (in shares)	(0.4)	(0.8)
Shares cancelled (in shares)	(7.8)
Number of shares - Ending balance	4.3	5.4	7.9
Employees Share Trust
Treasury shares - Beginning balance	$ 27	$ 21
Shares purchased	8
Shares transferred from treasury	41	30
Shares transferred to Group beneficiaries	(25)	(24)
Treasury shares - Ending balance	$ 51	$ 27	$ 21
Number of shares
Number of shares - Beginning balance	1.6	1.2
Shares purchased (in shares)	0.4
Shares transferred from treasury (in shares)	2.6	1.7
Shares transferred to Group beneficiaries (in shares)	(1.4)	(1.3)
Number of shares - Ending balance	3.2	1.6	1.2